Post-retirement benefits - Summary of geographical distribution of defined benefit obligations (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%	100.00%	100.00%
Canada
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	53.00%	53.00%	48.00%
UK
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	28.00%	28.00%	28.00%
United States of America
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	10.00%	10.00%	14.00%
Switzerland
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	5.00%	5.00%	5.00%
Other countries
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	4.00%	4.00%	5.00%
Pension benefits
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%
Pension benefits | Canada
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	54.00%
Pension benefits | UK
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	30.00%
Pension benefits | United States of America
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	7.00%
Pension benefits | Switzerland
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	5.00%
Pension benefits | Other countries
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	4.00%
Other Benefits
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%
Other Benefits | Canada
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	46.00%
Other Benefits | UK
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	2.00%
Other Benefits | United States of America
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	50.00%
Other Benefits | Switzerland
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	0.00%
Other Benefits | Other countries
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	2.00%